OLD MUTUAL ADVISOR FUNDS II

                       Supplement Dated February 16, 2006

                  This Supplement updates certain information contained in the currently effective Prospectuses of Old Mutual Advisor Funds II, each dated July 22, 2005, as previously supplemented. You should retain your Prospectus and current supplements for future reference. You may obtain an additional copy of a Prospectus and all current supplements, free of charge, by calling 1-800-433-0051 or via the Internet at www.omfunds.com.

Name Changes

                  Effective as of February 16, 2006, the Old Mutual Clipper Focus Fund is renamed the Old Mutual Barrow Hanley Value Fund and the Old Mutual Analytic Disciplined Equity Fund is renamed the Old Mutual Analytic U.S. Long/Short Fund.

                  References throughout the Prospectuses are deemed modified accordingly.



D-06-088 02/2006

                           OLD MUTUAL ADVISOR FUNDS II

                       Supplement Dated February 16, 2006

                  This Supplement updates certain information contained in the currently effective Statements of Additional Information of Old Mutual Advisor Funds II, each dated July 22, 2005, as previously supplemented. You should retain your Statements of Additional Information and current supplements for future reference. You may obtain an additional copy of a Statement of Additional Information and all current supplements, free of charge, by calling 1-800-433-0051 or via the Internet at www.omfunds.com.

Name Changes

                  Effective as of February 16, 2006, the Old Mutual Clipper Focus Fund is renamed the Old Mutual Barrow Hanley Value Fund and the Old Mutual Analytic Disciplined Equity Fund is renamed the Old Mutual Analytic U.S. Long/Short Fund.

                  References throughout the Statements of Additional Information are deemed modified accordingly.




D-06-093 02/2006